S000033768 [Member] Expense Example, No Redemption - Nuveen Real Asset Income Fund	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 686
Expense Example, No Redemption, 3 Years	923
Expense Example, No Redemption, 5 Years	1,180
Expense Example, No Redemption, 10 Years	1,912
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	194
Expense Example, No Redemption, 3 Years	601
Expense Example, No Redemption, 5 Years	1,035
Expense Example, No Redemption, 10 Years	2,241
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	93
Expense Example, No Redemption, 3 Years	291
Expense Example, No Redemption, 5 Years	507
Expense Example, No Redemption, 10 Years	1,129
Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	83
Expense Example, No Redemption, 3 Years	259
Expense Example, No Redemption, 5 Years	453
Expense Example, No Redemption, 10 Years	$ 1,011